Capital Reorganization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Capital Reorganization [Line Items]
Warrants issued	26,282,971
Professional services fee (in Dollars)		$ 6,643,367
Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Number of shares	10,092,134
Bridgetown’s Sponsor [Member]
Capital Reorganization [Line Items]
Number of shares	451,839
Working capital loans (in Dollars)	$ 4,518,390
Bridgetown’s Sponsor [Member] | Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Number of shares	10,092,134